Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales			$ 23,198	$ 16,995	$ 14,317
SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	$ 14,751	$ 10,656
France
Disaggregation of Revenue [Line Items]
Net sales			211	457	1,614
France | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	140	94
Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales			6,566	3,798	2,892
Rest of EMEA | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	4,281	1,959
North America
Disaggregation of Revenue [Line Items]
Net sales			13,609	10,631	8,217
North America | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	8,374	6,937
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales			2,745	2,062	1,526
Asia Pacific | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	1,956	1,616
Latin America
Disaggregation of Revenue [Line Items]
Net sales			67	47	68
Latin America | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales		50
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Net sales			18,336	14,850	11,289
Secure Microcontrollers | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	10,156	9,671
Secure Microcontrollers | France
Disaggregation of Revenue [Line Items]
Net sales			147	37	64
Secure Microcontrollers | France | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	31	90
Secure Microcontrollers | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales			2,775	2,944	1,861
Secure Microcontrollers | Rest of EMEA | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	1,357	1,280
Secure Microcontrollers | North America
Disaggregation of Revenue [Line Items]
Net sales			13,408	10,234	7,922
Secure Microcontrollers | North America | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	7,956	6,937
Secure Microcontrollers | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales			1,939	1,588	1,421
Secure Microcontrollers | Asia Pacific | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	812	1,314
Secure Microcontrollers | Latin America
Disaggregation of Revenue [Line Items]
Net sales			67	47	21
Secure Microcontrollers | Latin America | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	0	50
All Others
Disaggregation of Revenue [Line Items]
Net sales			4,862	2,145	3,028
All Others | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	4,595	985
All Others | France
Disaggregation of Revenue [Line Items]
Net sales			64	175	466
All Others | France | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	109	4
All Others | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales			3,791	1,099	2,116
All Others | Rest of EMEA | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	2,924	679
All Others | North America
Disaggregation of Revenue [Line Items]
Net sales			201	397	294
All Others | North America | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	418
All Others | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales			806	474	105
All Others | Asia Pacific | SEALS Corp
Disaggregation of Revenue [Line Items]
Net sales	$ 1,144	$ 302
All Others | Latin America
Disaggregation of Revenue [Line Items]
Net sales					$ 47